Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Balances and Transactions With Related Parties
13.3 December 31, 2022

	Current		Non-current		Financial	Operating
	Assets	Liabilities	Assets	Liabilities	Results	Results
Banco do Brasil S.A.	329.0	—	73.5	—	6.2	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	1.3	—	300.0	(6.3)	—
Comando da Aeronáutica (Brazilian Air Force)	363.1	59.9	—	—	—	29.6
Exército Brasileiro (Brazilian Army)	5.7	7.9	—	—	—	2.1
Embraer Prev - Sociedade de Previdência Complementar	—	—	—	—	—	(9.7)
Ez Air Interior Limited	5.2	5.2	21.7	21.7	—	—
Financiadora de Estudo e Projetos – FINEP	—	6.4	—	—	(0.4)	—
FIP Aeroespacial	—	—	—	11.2	—	—
Governo Brasileiro - Bonds (Brazilian government -Bonds)	0.1	—	66.5	—	2.5	—
Marinha do Brasil (Brazilian Navy)	1.7	1.8	—	—	—	(1.4)

	704.8	82.5	161.7	332.9	2.0	20.6

The operating results of the Brazilian Air Force presented in the table above includes the revenue cumulative adjustment of US$ 5.0 recognized in the end of 2022 as a result of the contract modification for scope reduction in the sales order of KC-390 Millennium. For further information, see Notes 1.1.1 and 3.1.2.
13.4 December 31, 2021

	Current		Non-current		Financial	Operating
	Assets	Liabilities	Assets	Liabilities	Results	Results
Banco do Brasil S.A.	50.6	—	—	—	(1.8)	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	1.4	—	300.5	(6.2)	—
Comando da Aeronáutica (Brazilian Air Force)	410.3	153.2	—	—	—	(42.0)
Embraer Prev - Sociedade de Previdência Complementar	—	4.2	—	—	—	(12.0)
Exército Brasileiro (Brazilian Army)	2.4	1.6	—	—	—	3.3
Ez Air Interior Limited	4.8	4.8	20.9	20.9	—	—
Financiadora de Estudo e Projetos – FINEP	—	8.2	—	5.9	(0.7)	—
FIP Aeroespacial	—	—	—	7.2	—	—
Marinha do Brasil (Brazilian Navy)	0.4	2.6	—	—	—	(2.0)

	468.5	176.0	20.9	334.5	(8.7)	(52.7)

The operating results of the Brazilian Air Force presented in the table above includes the revenue cumulative adjustment of US$ 41 recognized in the end of 2021 as a result of the contract modification for scope reduction in the sales order of KC-390 Millennium. For further information, see
Note 3.1.2.

13.5 December 31, 2020

	Financial Results	Operating Results

Banco do Brasil S.A.	(1.3)	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	(2.4)	—
Comando da Aeronáutica (Brazilian Air Force)	—	(34.0)
Marinha do Brasil (Brazilian Navy)	—	(3.2)
Embraer Prev - Sociedade de Previdência Complementar	—	(12.0)
Exército Brasileiro (Brazilian Army)	—	1.5
Financiadora de Estudo e Projetos – FINEP	(0.1)	—

	(3.8)	(47.7)

Summary of Remuneration of Key Management Personnel

	12.31.2022	12.31.2021	12.31.2020
Short-term benefits (i)	8.5	6.1	5.8
Share based payment (ii)	(1.0)	2.4	(1.7)
Labor contract termination	—	—	0.5

Total remuneration	7.5	8.5	4.6

(i)
Includes wages, salaries, profit sharing, bonuses and indemnities distributed to the key management personnel, which are settled in Brazilian Real, as well as the compensation of external members engaged in the statutory advisory committees.

(ii)
Accounts payable were reduced in 2022 and increased in 2021 due to the stock price of the Company in each period, which is applied to measure the share-based payment plan settled in cash, as disclosed in Note 27.